Restructuring	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Restructuring

11. Restructuring Reserve

The following table sets forth the changes in the restructuring reserve, which is included in other non-current liabilities in the Condensed Consolidated Balance Sheets (in millions):

Total
Predecessor
Balance at December 31, 2011	$10

Incurred and charged to expense	1
Cash payments	(2)

Successor
Balance at January 1, 2012	$—
Business acquisition	11
Incurred and charged to expense	—
Cash payments	(5)

Balance at December 31, 2012	6

Incurred and charged to expense	—
Cash payments	(1)

Balance at September 30, 2013	$5

The remaining reserve of $5 million primarily relates to a restructuring provision following the decision in August 2011 to close the monoisopropylamine (“MIPA”) production facility of Taminco Comércio e Industría de Aminas Ltda. located in Camaçari, Bahia, Brazil. The provision is an estimate for all costs related to the closure such as employee termination indemnities, early termination indemnity of raw material and utilities supply contracts and cleaning costs to make the site available for sale. The operating business of the MIPA facility has moved to the production facility in St. Gabriel, Louisiana. The MIPA business is now managed through the North American business. The 2011 restructuring affected the Functional Amines segment.

The restructuring reserve at September 30, 2013 consists of the following amounts:

Supplier termination expense	$1
Severance liabilities	2
Other expenditures	2

Total	$5

10. Restructuring

The following table sets forth the changes in the restructuring reserve:

Total
Predecessor
Balance at December 31, 2009	$4
Incurred and charged to expense	—
Cash payments	(4)
Balance at December 31, 2010	$—
Incurred and charged to expense	11
Cash payments	(1)
Balance at December 31, 2011	$10
Incurred and charged to expense	1
Cash payments	(2)
Successor
Balance at January 1, 2012	$—
Business acquisition	11
Incurred and charged to expense	—
Cash payments	(5)

Balance at December 31, 2012	$6

During the year ended December, 31, 2009, the Company decided to close their Riverview plant in the U.S. The assets which could be recovered from this restructuring process were transferred to the St. Gabriel, Louisiana operating unit. As a result, the Company incurred restructuring costs for an amount of $4 million, which was principally composed of one-time termination benefits. The 2009 restructuring affected the Functional Amines and Specialty Amines segments.

In 2011 the Company recognized restructuring expenses reported in the Other Operating Expense of the Consolidated Statement of Operations for a total amount of $ 11 million primarily related to a restructuring provision following the decision in August 2011 to close the MIPA (monoisopropylamine) production facility of Taminco Comércio e Industría de Aminas Ltda. located in Camaçari, Bahia, Brazil. The provision is an estimate for all costs related to the closure such as employee termination indemnities, early termination indemnity of raw material and utilities supply contracts and cleaning costs to make the site available for sale. The operating business of the MIPA facility has moved to the production facility in St. Gabriel, Louisiana. The MIPA business is now managed through the North American business. The 2011 restructuring affected the Functional Amines segment.

The 2012 restructuring accrual consists of the following amounts:

Supplier termination expense	$2
Other expenditures	2
Severance liabilities	2

Total	$6